Kristin Schantz Vice President	100 Summer St. Suite 1500 Boston, MA 02110

May 16, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N. E.

Washington, D.C. 20549

HC Capital Trust (“Registrant”)

1933 Act Registration No. 33-87762

1940 Act Registration No. 811-8918

Filing pursuant to Rule 497(e)

Dear Sir or Madam:

As Administrator on behalf of the Registrant, we are filing the interactive data file included as an exhibit to this filing, relating to the prospectus supplement for The Fixed Income Opportunity Portfolio that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 1, 2012 (Accession No. 0001193125-12-201121), which is incorporated herein by reference.

Questions related to this filing may be directed to my attention at (617) 824-1514.

Sincerely,

/s/ Kristin Schantz

Kristin Schantz

Vice President

cc:	Laura Corsell, Esq – Montgomery, McCracken, Walker & Rhoads LLP
Robert Zion – Hirtle Callaghan & Co, Inc.